Variable Interest Entities and Securitizations (Carrying Amounts and Classification of Assets and Liabilities on Consolidated Balance Sheets that Relate to Variable Interests in Significant Unconsolidated VIEs) (Detail) - JPY (¥)
¥ in Millions
		Sep. 30, 2019	Mar. 31, 2019
Assets on balance sheets related to unconsolidated VIEs:
Trading account assets		¥ 24,950,040	¥ 21,018,230
Loans		83,564,769	82,492,742
Total assets		201,772,463	197,611,195
Liabilities on balance sheets and maximum exposure to loss related to unconsolidated VIEs:
Payables under securities lending transactions		1,857,118	1,797,737
Trading account liabilities		11,973,917	10,120,968
Total		192,285,890	188,109,702
Maximum exposure to loss		485,000	418,000
Unconsolidated VIEs
Assets on balance sheets related to unconsolidated VIEs:
Trading account assets		107,000	104,000
Investments		171,000	168,000
Loans		122,000	71,000
Total assets		400,000	343,000
Liabilities on balance sheets and maximum exposure to loss related to unconsolidated VIEs:
Payables under securities lending transactions		47,000	47,000
Trading account liabilities		1,000	1,000
Total		48,000	48,000
Maximum exposure to loss	[1]	¥ 485,000	¥ 418,000

[1]	This represents the maximum amount the Group could possibly be required to record in its consolidated statements of income associated with on-balance-sheet exposures and off-balance-sheet liabilities such as undrawn commitments.